Long term debt - Schedules (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 1,494,471	$ 1,493,327
2018 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2019 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	499,020
2020 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	398,604
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	596,847
Series D [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 499,020	498,472
Stated interest rates on debentures	5.67%
Maturity date of borrowings	September 2, 2019
Series E [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 398,604	398,346
Stated interest rates on debentures	3.75%
Maturity date of borrowings	November 14, 2022
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,271	99,256
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 497,576	$ 497,253
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024